Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Prepaid Expenses Explanatory Table [Abstract]
Schedule of prepaid expenses and othe current assets
	December 31,
	2020	2019
	U.S. dollars in thousands

Government authorities (*)	13	13
Prepaid expenses	66	82
Other	-	7

	79	102
(*)	The government authorities and others are monetary items, which are denominated or linked is NIS.